Supplementary Balance Sheet Information - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, and equipment, gross	$ 59,166	$ 59,438	$ 63,883
Less accumulated depreciation	(38,591)	(37,793)	(35,518)
Total property and equipment, net	20,575	21,645	28,365
Land [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, gross	550	550	1,170
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, gross	52,138	52,409	55,152
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, gross	4,489	4,490	4,615
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, gross	$ 1,989	$ 1,989	$ 2,946